Fees Summary	Jul. 17, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 302,500,000
Previously Paid Amount	0.00
Total Fee Amount	41,775.25
Total Offset Amount	0.00
Net Fee	41,775.25
Narrative - Max Aggregate Offering Price	$ 302,500,000
Final Prospectus	true